Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Parenthetical) (Detail) - Share Capital [Member]	9 Months Ended
	Sep. 30, 2018 € / shares £ / shares shares	Sep. 30, 2017 € / shares £ / shares shares
Ordinary-A [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share	€ 0.07	€ 0.07
Issued and fully paid ordinary shares | shares	50,000	50,000
Deferred share, per share | £ / shares	€ 1	€ 1
Ordinary-B [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share	€ 0.07	€ 0.07